UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21187

Registrant Name:	PIMCO Municipal Income Fund III

Address of Principal Executive Offices:	1633 Broadway,
New York, NY 10019

Name and Address of Agent for Service:	Lawrence G. Altadonna
1633 Broadway,
New York, NY 10019

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	September 30, 2012

Date of Reporting Period:	June 30, 2012

Item 1. Schedule of Investments

PIMCO Municipal Income Fund III Schedule of Investments

June 30, 2012 (unaudited)

Principal Amount (000s)		Value*
MUNICIPAL BONDS & NOTES—97.1%
	Alabama—2.2%
$9,000	Birmingham-Baptist Medical Centers Special Care Facs. Financing Auth. Rev., Baptist Health Systems, Inc., 5.00%, 11/15/30, Ser. A	$9,071,370
500	Birmingham Special Care Facs. Financing Auth. Rev., Childrens Hospital, 6.00%, 6/1/39 (AGC)	574,420
1,500	Colbert Cnty. Northwest Health Care Auth. Rev., 5.75%, 6/1/27	1,423,665
1,000	State Docks Department Rev., 6.00%, 10/1/40	1,136,130

		12,205,585

	Arizona—6.3%
	Health Facs. Auth. Rev., Banner Health,
1,250	5.00%, 1/1/35, Ser. A	1,313,562
900	5.50%, 1/1/38, Ser. D	976,545
2,250	Beatitudes Campus Project, 5.20%, 10/1/37	1,757,678
13,000	Pima Cnty. Industrial Dev. Auth. Rev., 5.00%, 9/1/39 (h)	13,431,990
750	Tucson Electric Power Co., 5.25%, 10/1/40, Ser. A	786,735
5,000	Salt River Project Agricultural Improvement & Power Dist. Rev., 5.00%, 1/1/39, Ser. A (h)	5,514,350
11,600	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	11,599,420

		35,380,280

	California—13.8%
	Bay Area Toll Auth. Rev., San Francisco Bay Area,
1,500	5.00%, 10/1/29	1,672,260
500	5.00%, 4/1/34, Ser. F-1	551,230
3,260	5.00%, 10/1/42	3,539,121
	Golden State Tobacco Securitization Corp. Rev., Ser. A-1,
4,600	5.125%, 6/1/47	3,341,348
7,120	5.75%, 6/1/47	5,738,862
2,500	Health Facs. Financing Auth. Rev., Catholic Healthcare West, 6.00%, 7/1/39, Ser. A	2,889,525
	Sutter Health,
600	5.00%, 11/15/42, Ser. A (IBC-NPFGC)	624,984
1,500	6.00%, 8/15/42, Ser. B	1,760,445
3,350	Indian Wells Redev. Agcy., Tax Allocation, Whitewater Project, 4.75%, 9/1/34, Ser. A (AMBAC)	3,010,478
130	Los Angeles Unified School Dist., GO, 5.00%, 7/1/30, Ser. E (AMBAC)	139,265
2,000	M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B	2,440,740
1,580	Municipal Finance Auth. Rev., Azusa Pacific Univ. Project, 7.75%, 4/1/31, Ser. B	1,816,747
1,250	Palomar Pomerado Health, CP, 6.75%, 11/1/39	1,381,025
1,600	San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A	1,744,848
	State, GO,
5,000	5.00%, 6/1/37	5,261,500
5,300	5.00%, 12/1/37	5,602,630
1,350	5.25%, 3/1/38	1,438,803
1,300	5.25%, 11/1/40	1,420,731
3,200	5.50%, 3/1/40	3,540,352
2,500	5.75%, 4/1/31	2,867,225
5,000	6.00%, 4/1/38	5,796,350

PIMCO Municipal Income Fund III Schedule of Investments

June 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	California (continued)
	Statewide Communities Dev. Auth. Rev.,
$1,000	American Baptist Homes West, 6.25%, 10/1/39	$1,075,050
2,205	California Baptist Univ., 5.75%, 11/1/17, Ser. B (a)(d)	2,519,786
	Methodist Hospital Project, (FHA),
2,900	6.625%, 8/1/29	3,617,692
10,300	6.75%, 2/1/38	12,553,846
1,200	Tobacco Securitization Auth. of Southern California Rev., 5.00%, 6/1/37, Ser. A-1	938,772

		77,283,615

	Colorado—0.8%
500	Confluence Metropolitan Dist. Rev., 5.45%, 12/1/34	391,350
500	Health Facs. Auth. Rev., Evangelical Lutheran, 6.125%, 6/1/38, Ser. A (Pre-refunded @ $100, 6/1/14) (c)	554,585
2,000	Sisters of Charity of Leavenworth Health System, 5.00%, 1/1/40, Ser. A	2,134,980
500	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	619,375
500	Regional Transportation Dist. Rev., Denver Transportation Partners, 6.00%, 1/15/34	564,055

		4,264,345

	Connecticut—0.3%
1,250	Harbor Point Infrastructure Improvement Dist., Tax Allocation, 7.875%, 4/1/39, Ser. A	1,411,388

	District of Columbia—2.1%
10,000	Water & Sewer Auth. Rev., 5.50%, 10/1/39, Ser. A (h)	11,535,300

	Florida—4.1%
3,480	Brevard Cnty. Health Facs. Auth. Rev., Health First, Inc. Project, 5.00%, 4/1/34	3,563,068
500	Broward Cnty. Airport System Rev., 5.375%, 10/1/29, Ser. O	563,550
4,500	Broward Cnty. Water & Sewer Utility Rev., 5.25%, 10/1/34, Ser. A (h)	5,102,100
3,000	Cape Coral Water & Sewer Rev., 5.00%, 10/1/41 (AGM)	3,290,370
350	Dev. Finance Corp. Rev., Renaissance Charter School, 6.50%, 6/15/21, Ser. A	390,152
2,500	Hillsborough Cnty. Industrial Dev. Auth. Rev., Tampa General Hospital Project, 5.25%, 10/1/34, Ser. B	2,553,675
3,895	Sarasota Cnty. Health Facs. Auth. Rev., Sarasota-Manatee Jewish Housing Council, Inc. Project, 5.75%, 7/1/45	2,936,947
4,200	State Board of Education, GO, 5.00%, 6/1/38, Ser. D (h)	4,679,388

		23,079,250

	Georgia—0.3%
1,750	Fulton Cnty. Residential Care Facs. for the Elderly Auth. Rev., Lenbrook Project, 5.125%, 7/1/42, Ser. A	1,546,948
400	Medical Center Hospital Auth. Rev., Spring Harbor Green Island Project, 5.25%, 7/1/37	372,648

		1,919,596

PIMCO Municipal Income Fund III Schedule of Investments

June 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	Hawaii—0.3%
$1,500	Hawaii Pacific Health Rev., 5.50%, 7/1/40, Ser. A	$1,645,035

	Illinois—5.7%
5,000	Chicago, GO, 5.00%, 1/1/34, Ser. C (h)	5,389,850
	Finance Auth. Rev., Leafs Hockey Club Project, Ser. A (b)(e),
1,000	5.875%, 3/1/27	334,990
625	6.00%, 3/1/37	208,075
400	OSF Healthcare System, 7.125%, 11/15/37, Ser. A	477,508
12,795	Peoples Gas Light & Coke Co., 5.00%, 2/1/33 (AMBAC)	12,887,252
1,000	Swedish Covenant Hospital, 6.00%, 8/15/38, Ser. A	1,108,620
	Univ. of Chicago,
165	5.25%, 7/1/41, Ser. 05-A	165,135
5,000	5.50%, 7/1/37, Ser. B (h)	5,721,800
5,000	State Toll Highway Auth. Rev., 5.50%, 1/1/33, Ser. B	5,456,300

		31,749,530

	Indiana—1.1%
500	Dev. Finance Auth. Rev., 5.00%, 3/1/30, Ser. B (AMBAC)	500,265
	Portage, Tax Allocation, Ameriplex Project,
1,000	5.00%, 7/15/23	1,018,220
775	5.00%, 1/15/27	780,603
2,800	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 7.50%, 9/1/22	3,602,116

		5,901,204

	Iowa—0.1%
	Finance Auth. Rev., Deerfield Retirement Community, Inc., Ser. A,
120	5.50%, 11/15/27	103,922
575	5.50%, 11/15/37	465,733

		569,655

	Kentucky—0.8%
	Economic Dev. Finance Auth. Rev.,
1,000	Catholic Healthcare Partners, 5.25%, 10/1/30	1,007,760
2,000	Owensboro Medical Healthcare Systems, 6.375%, 6/1/40, Ser. A	2,305,960
1,250	Ohio Cnty. Pollution Control Rev., Big Rivers Electric Corp. Project, 6.00%, 7/15/31, Ser. A	1,351,525

		4,665,245

	Louisiana—1.5%
400	Local Gov’t Environmental Facs. & Community Dev. Auth. Rev., Westlake Chemical Corp., 6.50%, 11/1/35, Ser. A-2	459,180
	Woman’s Hospital Foundation, Ser. A,
1,500	5.875%, 10/1/40	1,671,135
1,000	6.00%, 10/1/44	1,119,020
	Public Facs. Auth. Rev., Ochsner Clinic Foundation Project,
1,700	5.50%, 5/15/47, Ser. B	1,757,630
2,000	6.50%, 5/15/37	2,275,420
1,345	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	1,377,966

		8,660,351

PIMCO Municipal Income Fund III Schedule of Investments

June 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	Maryland—0.8%
$1,000	Economic Dev. Corp. Rev., 5.75%, 6/1/35, Ser. B	$1,073,390
	Health & Higher Educational Facs. Auth. Rev.,
1,500	Calvert Health System, 5.50%, 7/1/36	1,557,435
700	Charlestown Community, 6.25%, 1/1/41	788,270
1,000	Lifebridge Health, 6.00%, 7/1/41	1,140,840

		4,559,935

	Massachusetts—1.3%
	Dev. Finance Agcy. Rev.,
300	Adventcare Project, 7.625%, 10/15/37	327,924
	Linden Ponds, Inc. Fac.,
140	zero coupon, 11/15/56, Ser. B (b)	1,761
28	5.50%, 11/15/46, Ser. A-2 (b)	19,309
529	6.25%, 11/15/39, Ser. A-1	415,103
4,910	Housing Finance Agcy. Rev., 5.125%, 6/1/43, Ser. H	4,924,926
1,600	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	1,802,976

		7,491,999

	Michigan—12.4%
1,500	Detroit, GO, 5.25%, 11/1/35	1,611,750
9,320	Detroit Sewage Disposal System Rev., 5.00%, 7/1/32, Ser. A (AGM)	9,373,497
5,000	Detroit Water and Sewerage Department Rev., 5.25%, 7/1/39, Ser. A	5,132,900
	Detroit Water Supply System Rev.,
16,000	5.00%, 7/1/34, Ser. A (NPFGC)	16,013,600
7,555	5.00%, 7/1/34, Ser. B (NPFGC)	7,557,795
5,000	5.25%, 7/1/41, Ser. A	5,136,950
500	Global Preparatory Academy Rev., 5.25%, 11/1/36	384,085
1,300	Michigan State Univ. Rev., 6.173%, 2/15/50, Ser. A	1,579,825
1,500	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital, 8.25%, 9/1/39	1,918,170
	State Hospital Finance Auth. Rev. (c),
575	Oakwood Group, 6.00%, 4/1/22, Ser. A (Pre-refunded @ $100, 4/1/13)	599,524
20,000	Trinity Health, 5.375%, 12/1/30 (Pre-refunded @ $100, 12/1/12)	20,421,800

		69,729,896

	Minnesota—0.0%
125	Duluth Housing & Redev. Auth. Rev., 5.875%, 11/1/40, Ser. A	125,846

	Mississippi—0.2%
1,250	Business Finance Corp. Rev., System Energy Res., Inc. Project, 5.90%, 5/1/22	1,251,600

	Missouri—0.1%
250	Jennings Rev., Northland Redev. Area Project, 5.00%, 11/1/23	239,998
500	Manchester, Tax Allocation, Highway 141/Manchester Road Project, 6.875%, 11/1/39	532,870

		772,868

	New Hampshire—0.4%
2,000	Business Finance Auth. Rev., Elliot Hospital, 6.125%, 10/1/39, Ser. A	2,156,460

PIMCO Municipal Income Fund III Schedule of Investments

June 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	New Jersey—5.9%
$1,000	Camden Cnty. Improvement Auth. Rev., Cooper Health Systems Group, 5.00%, 2/15/35, Ser. A	$1,018,550
4,500	Economic Dev. Auth., Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/1/28	5,304,915
300	Economic Dev. Auth. Rev., Newark Airport Marriott Hotel, 7.00%, 10/1/14	300,852
1,000	Health Care Facs. Financing Auth. Rev., St. Peters Univ. Hospital, 5.75%, 7/1/37	1,063,900
	Tobacco Settlement Financing Corp. Rev., Ser. 1-A,
1,600	4.75%, 6/1/34	1,238,080
19,745	5.00%, 6/1/41	15,355,489
8,000	Transportation Trust Fund Auth. Rev., 5.00%, 6/15/42, Ser. B	8,772,880

		33,054,666

	New Mexico—0.2%
1,000	Farmington Pollution Control Rev., 5.90%, 6/1/40, Ser. D	1,090,140

	New York—11.6%
9,800	Brooklyn Arena Local Dev. Corp. Rev., Barclays Center Project, 6.25%, 7/15/40	10,931,018
5,000	Hudson Yards Infrastructure Corp. Rev., 5.75%, 2/15/47, Ser. A	5,745,750
1,700	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters, 5.50%, 10/1/37	1,968,906
3,000	Metropolitan Transportation Auth. Rev., 5.00%, 11/15/36, Ser. D	3,288,660
1,150	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	736,000
10,450	New York City Industrial Dev. Agcy. Rev., Yankee Stadium, 7.00%, 3/1/49 (AGC)	12,238,622
	New York City Municipal Water Finance Auth. Water & Sewer Rev. (h),
4,900	5.00%, 6/15/37, Ser. D	5,369,861
4,000	Second Generation Resolutions, 4.75%, 6/15/35, Ser. DD	4,287,080
	New York Liberty Dev. Corp. Rev.,
10,000	1 World Trade Center Project, 5.00%, 12/15/41	11,036,400
8,555	4 World Trade Center Project, 5.00%, 11/15/44	9,196,368

		64,798,665

	North Carolina—1.4%
1,500	Medical Care Commission Rev., Cleveland Cnty. Healthcare, 5.00%, 7/1/35, Ser. A (AMBAC)	1,522,095
6,000	New Hanover Cnty. Rev., New Hanover Regional Medical Center, 5.00%, 10/1/28	6,478,560

		8,000,655

	Ohio—4.7%
500	Allen Cnty. Catholic Healthcare Rev., Allen Hospital, 5.00%, 6/1/38, Ser. A	532,885
	Buckeye Tobacco Settlement Financing Auth. Rev., Ser. A-2,
2,400	5.875%, 6/1/30	1,882,560
8,600	5.875%, 6/1/47	6,607,294
7,290	6.00%, 6/1/42	5,749,988

PIMCO Municipal Income Fund III Schedule of Investments

June 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	Ohio (continued)
$5,000	6.50%, 6/1/47	$4,223,850
3,500	Hamilton Cnty. Healthcare Facs. Rev., Christ Hospital Project, 5.00%, 6/1/42	3,516,135
500	Higher Educational Fac. Commission Rev., Univ. Hospital Health Systems, 6.75%, 1/15/39, Ser. 2009-A (Pre-refunded @ $100, 1/1/15) (c)	578,670
2,500	Lorain Cnty. Hospital Rev., Catholic Healthcare, 5.375%, 10/1/30 (Pre-refunded @ $100, 10/1/12) (c)	2,531,050
500	Montgomery Cnty. Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A	535,100

		26,157,532

	Pennsylvania—3.3%
1,000	Allegheny Cnty. Hospital Dev. Auth. Rev., Univ. of Pittsburgh Medical Center, 5.625%, 8/15/39	1,104,880
4,000	Berks Cnty. Municipal Auth. Rev., Reading Hospital Medical Center, 5.00%, 11/1/44, Ser. A	4,245,240
	Cumberland Cnty. Municipal Auth. Rev., Messiah Village Project, Ser. A,
750	5.625%, 7/1/28	782,265
670	6.00%, 7/1/35	702,890
1,000	Dauphin Cnty. General Auth. Rev., Pinnacle Health System Project, 6.00%, 6/1/36, Ser. A	1,111,950
1,250	Harrisburg Auth. Rev., Harrisburg Univ. of Science, 6.00%, 9/1/36, Ser. B	1,019,525
100	Luzerne Cnty. Industrial Dev. Auth. Rev., Pennsylvania American Water Co., 5.50%, 12/1/39	109,797
5,885	Philadelphia Hospitals & Higher Education Facs. Auth. Rev., Temple Univ. Hospital, 6.625%, 11/15/23, Ser. A	5,885,000
500	Philadelphia Water & Sewer Rev., 5.25%, 1/1/36, Ser. A	538,365
3,000	Turnpike Commission Rev., 5.125%, 12/1/40, Ser. D	3,190,650

		18,690,562

	Puerto Rico—1.0%
	Sales Tax Financing Corp. Rev.,
2,400	5.00%, 8/1/40, Ser. A (AGM) (h)	2,518,608
3,000	5.375%, 8/1/38, Ser. C	3,213,660

		5,732,268

	South Carolina—1.3%
1,000	Greenwood Cnty. Rev., Self Regional Healthcare, 5.375%, 10/1/39	1,074,560
5,305	Jobs-Economic Dev. Auth. Rev., Bon Secours Health System, 5.625%, 11/15/30, Ser. B	5,393,328
800	State Ports Auth. Rev., 5.25%, 7/1/40	875,240

		7,343,128

	Tennessee—0.5%
1,250	Claiborne Cnty. Industrial Dev. Board Rev., Lincoln Memorial Univ. Project, 6.625%, 10/1/39	1,399,350
1,000	Johnson City Health & Educational Facs. Board Rev., Mountain States Health Alliance, 6.00%, 7/1/38, Ser. A	1,131,960

		2,531,310

	Texas—7.9%
1,300	Dallas Rev., Dallas Civic Center, 5.25%, 8/15/38 (AGC) North Harris Cnty. Regional Water Auth. Rev.,	1,422,382
5,500	5.25%, 12/15/33	6,014,360

PIMCO Municipal Income Fund III Schedule of Investments

June 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	Texas (continued)
$5,500	5.50%, 12/15/38	$6,052,970
	North Texas Tollway Auth. Rev.,
3,000	5.00%, 1/1/38	3,223,050
600	5.50%, 9/1/41, Ser. A	697,878
10,800	5.625%, 1/1/33, Ser. A	11,796,084
700	5.75%, 1/1/33, Ser. F	761,628
2,000	Sabine River Auth. Pollution Control Rev., TXU Energy, 5.20%, 5/1/28, Ser. C (b)	139,980
3,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev., Baylor Health Care Systems Project, 6.25%, 11/15/29	3,589,470
	Texas Municipal Gas Acquisition & Supply Corp. I Rev.,
150	5.25%, 12/15/26, Ser. A	162,516
8,100	6.25%, 12/15/26, Ser. D	9,660,303
500	Wise Cnty. Rev., Parker Cnty. Junior College Dist., 8.00%, 8/15/34	570,110

		44,090,731

	Virginia—0.3%
1,000	Fairfax Cnty. Industrial Dev. Auth. Rev., Inova Health Systems, 5.50%, 5/15/35, Ser. A	1,125,550
1,000	James City Cnty. Economic Dev. Auth. Rev., United Methodist Homes, 5.50%, 7/1/37, Ser. A	810,090

		1,935,640

	Washington—3.8%
	Health Care Facs. Auth. Rev.,
500	Kadlec Regional Medical Center, 5.50%, 12/1/39	528,910
1,000	Seattle Cancer Care Alliance, 7.375%, 3/1/38	1,223,570
18,685	Tobacco Settlement Auth. Rev., 6.50%, 6/1/26	19,485,465

		21,237,945

	West Virginia—0.2%
1,000	Hospital Finance Auth. Rev., Highland Hospital, 9.125%, 10/1/41	1,197,410

	Wisconsin—0.4%
	Health & Educational Facs. Auth. Rev.,
1,000	Aurora Health Care, Inc., 5.625%, 4/15/39, Ser. A	1,084,670
1,000	Prohealth Care, Inc., 6.625%, 2/15/39	1,172,660

		2,257,330

	Total Municipal Bonds & Notes (cost—$502,342,711)	544,476,965

VARIABLE RATE NOTES (a)(d)(f)(g)—2.9%
	California—0.4%
1,675	Los Angeles Community College Dist., GO, 13.68%, 8/1/33, Ser. 3096	2,202,189

	Florida—1.0%
5,000	Greater Orlando Aviation Auth. Rev., 9.38%, 10/1/39, Ser. 3174	5,764,950

	Texas—1.5%
6,500	JPMorgan Chase Putters/Drivers Trust, GO, 9.396%, 2/1/17, Ser. 3480	8,163,740

	Total Variable Rate Notes (cost—$13,077,359)	16,130,879

	Total Investments (cost—$515,420,070) (i)—100.0%	$560,607,844

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.
(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $18,650,665, representing 3.3% of total investments.
(b)	Illiquid.
(c)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(d)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(e)	In default.
(f)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on June 30, 2012.
(g)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on June 30, 2012.
(h)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(i)	At June 30, 2012, the cost basis of portfolio securities for federal income tax purposes was $482,440,017. Gross unrealized appreciation was $52,525,531, gross unrealized depreciation was $6,605,290 and net unrealized appreciation was $45,920,241. The difference between book and tax cost was attributable to inverse floater transactions.

Glossary:

AGC—insured by Assured Guaranty Corp.

AGM—insured by Assured Guaranty Municipal Corp.

AMBAC—insured by American Municipal Bond Assurance Corp.

CP—Certificates of Participation

FHA—insured by Federal Housing Administration

GO—General Obligation Bond

IBC—Insurance Bond Certificate

NPFGC—insured by National Public Finance Guarantee Corp.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended June 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Municipal Bonds & Notes and Variable Rate Notes — Municipal bonds & notes and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds & notes and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at June 30, 2012 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/12
Investments in Securities - Assets
Municipal Bonds & Notes	—	$544,476,965	—	$544,476,965
Variable Rate Notes	—	16,130,879	—	16,130,879

Total Investments	—	$560,607,844	—	$560,607,844

There were no significant transfers between Levels 1 and 2 during the nine months ended June 30, 2012.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended June 30, 2012, was as follows:

	Beginning Balance 9/30/11	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3*	Ending Balance 6/30/12
Investments in Securities - Assets
Municipal Bonds & Notes:
California	$2,313,600	—	$(205,000)	—	—	$411,186	—	$(2,519,786)	—

*	Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund III

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 20, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 20, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 20, 2012